United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/17

Date of Reporting Period: Quarter ended 12/31/16

Item 1.	Schedule of Investments

Federated Floating Rate Strategic Income Fund
Portfolio of Investments
December 31, 2016 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation ARM—0.1%
$235,481		FHLMC ARM 1H2662, 2.897%, 5/01/2036	$250,257
164,373		FHLMC ARM 781523, 2.744%, 5/01/2034	173,170
277,488		FHLMC ARM 848194, 2.819%, 8/01/2035	293,147
182,358		FHLMC ARM 848746, 3.046%, 7/01/2034	192,729
		TOTAL	909,303
		Federal National Mortgage Association ARM—0.1%
87,716		FNMA ARM 745059, 2.587%, 9/01/2035	91,287
71,612		FNMA ARM 810320, 2.844%, 4/01/2034	75,779
207,926		FNMA ARM 881959, 2.460%, 2/01/2036	217,525
		TOTAL	384,591
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,292,391)	1,293,894
		CORPORATE BONDS—15.1%
		Aerospace/Defense—0.3%
1,805,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	1,897,506
		Automotive—0.8%
2,000,000		Ford Motor Credit Co. LLC, Floating Rate Note—Sr. Note, 1.516%, 12/6/2017	1,998,108
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.236%, 4/10/2018	1,006,152
2,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.682%, 10/4/2019	2,009,624
500,000	[1,2]	Schaeffler Verwaltung ZW, Series 144A, 4.125%, 9/15/2021	506,250
		TOTAL	5,520,134
		Cable Satellite—0.5%
4,000,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	3,910,000
		Consumer Cyclical Services—0.4%
1,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	935,000
2,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,870,000
		TOTAL	2,805,000
		Financial Institutions—5.1%
600,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/2020	625,500
1,000,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	1,011,250
1,000,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.25%, 7/1/2020	1,030,000
3,000,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	3,097,500
4,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	4,273,125
1,000,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.92%, 1/15/2019	1,009,248
950,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.868%, 4/1/2019	954,783
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.361%, 9/1/2023	2,041,380
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.753%, 12/13/2019	2,000,900
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.241%, 11/15/2021	2,011,924
2,550,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,556,375
1,125,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	1,165,781
1,000,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,058,910
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.942%, 1/15/2023	2,008,846
3,400,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.571%, 12/1/2021	3,344,750
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.282%, 10/24/2023	2,023,862
3,000,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	2,921,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$800,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	$848,000
2,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.112%, 10/31/2023	2,026,342
2,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 1.762%, 7/22/2020	2,011,322
		TOTAL	38,021,048
		Food & Beverage—0.5%
3,000,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 1.500%, 10/28/2019	3,007,860
1,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 1.406%, 2/1/2019	1,000,250
		TOTAL	4,008,110
		Gaming—0.1%
775,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	794,375
		Health Care—2.2%
1,000,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.125%, 7/1/2022	998,750
2,000,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	1,860,000
1,000,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	700,000
1,000,000		Emdeon, Inc., 11.00%, 12/31/2019	1,032,750
2,975,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,603,125
650,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	578,500
3,575,000	[1,2]	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	3,566,062
2,000,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	1,897,000
1,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 5.00%, 3/1/2019	980,000
1,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 5.50%, 3/1/2019	987,500
1,400,000	[1,2]	Tenet Healthcare Corp., Term Loan—2nd Lien, Series 144A, 7.50%, 1/1/2022	1,463,000
		TOTAL	16,666,687
		Independent Energy—0.1%
720,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	780,660
		Lodging—0.3%
2,000,000	[1,2]	Viking Cruises Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 10/15/2022	2,082,500
		Metals & Mining—0.3%
1,000,000		Teck Resources Ltd., Sr. Unsecd. Note, 4.75%, 1/15/2022	1,007,500
750,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.00%, 6/1/2021	826,875
		TOTAL	1,834,375
		Midstream—0.4%
1,000,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	1,037,500
2,000,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	2,105,000
		TOTAL	3,142,500
		Oil Field Services—0.5%
600,000	[1,2]	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	613,500
3,000,000		Weatherford Bermuda, Sr. Unsecd. Note, 7.75%, 6/15/2021	3,041,250
		TOTAL	3,654,750
		Packaging—1.2%
2,000,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,040,000
1,000,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,021,250
3,000,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Series 144A, 4.156%, 5/15/2021	3,093,750
2,000,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Term Loan—1st Lien, Series 144A, 4.38%, 7/15/2021	2,050,000
1,000,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,010,000
		TOTAL	9,215,000
		Pharmaceuticals—1.1%
1,000,000		Actavis Funding SCS, Sr. Unsecd. Note, 2.033%, 3/12/2018	1,005,985
1,000,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2022	895,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$725,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	$731,344
4,000,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.75%, 8/1/2022	3,870,000
2,000,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2020	1,728,120
		TOTAL	8,230,449
		Retailers—0.1%
1,000,000		Penney (J.C.) Co., Inc., 5.65%, 6/1/2020	991,250
		Technology—0.2%
1,300,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	1,345,361
		Wireless Communications—1.0%
2,000,000		AT&T, Inc., Sr. Unsecd. Note, 1.928%, 6/30/2020	2,011,864
3,000,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 4/15/2021	2,727,630
2,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.763%, 6/17/2019	2,018,908
410,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.709%, 9/14/2018	419,256
		TOTAL	7,177,658
		TOTAL CORPORATE BONDS (IDENTIFIED COST $112,137,812)	112,077,363
		ASSET-BACKED SECURITIES—6.4%
		Auto Receivables—1.6%
5,000,000		Ally Master Owner Trust 2014-5, Class A1, 1.194%, 10/15/2019	5,015,779
4,525,121		AmeriCredit Automobile Receivables Trust 2016-1, Class A2B, 1.399%, 6/10/2019	4,534,614
2,100,000	[1,2]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.704%, 6/15/2028	2,108,847
300,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 2.452%, 1/7/2025	300,532
134,396		Smart Trust 2013-2US, Class A4B, 1.245%, 2/14/2019	134,513
		TOTAL	12,094,285
		Credit Card—4.5%
5,000,000		American Express Credit Account Master 2013-1, Class A, 1.124%, 2/16/2021	5,016,179
1,500,000		American Express Credit Account Master 2013-1, Class B, 1.404%, 2/16/2021	1,508,581
5,000,000		American Express Credit Account Master Trust 2014-1, Class A, 1.074%, 12/15/2021	5,009,531
6,000,000		Bank of America Credit Card 2016-A1, Class A, 1.094%, 10/15/2021	6,018,373
3,000,000	[1,2]	Cards II Trust, Class A, 1.404%, 7/15/2021	3,011,624
10,000,000		Chase Issuance Trust 2013-A9, Class A, 1.124%, 11/16/2020	10,028,154
2,800,000	[1,2]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.424%, 4/15/2020	2,811,894
		TOTAL	33,404,336
		Student Loans—0.3%
1,900,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 2.104%, 10/15/2031	1,919,701
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $47,360,498)	47,418,322
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.0%
		Commercial Mortgage—0.1%
600,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.757%, 7/15/2046	600,781
		Federal Home Loan Mortgage Corporation—1.4%
2,011,148		REMIC 2976 KJ, 1.054%, 5/15/2035	2,009,088
407,433		REMIC 3122 FE, 1.004%, 3/15/2036	408,448
1,108,781		REMIC 3241 FM, 1.084%, 11/15/2036	1,107,427
1,870,057		REMIC 3922 CF, 1.104%, 4/15/2041	1,867,169
5,486,773		REMIC 4097 KF, 1.004%, 9/15/2031	5,470,136
		TOTAL	10,862,268
		Federal National Mortgage Association—1.4%
741,462		REMIC 2006-111 FA, 1.136%, 11/25/2036	740,287
3,635,104		REMIC 2006-85 PF, 1.136%, 9/25/2036	3,643,761

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$1,240,840		REMIC 2006-99 AF, 1.176%, 10/25/2036	$1,241,442
253,756		REMIC 2010-134 BF, 1.186%, 10/25/2040	254,144
462,639		REMIC 2010-135 FP, 1.156%, 12/25/2040	460,570
1,195,702		REMIC 2012-135 FA, 1.056%, 11/25/2039	1,190,796
2,612,548		REMIC 2012-79 F, 1.206%, 7/25/2042	2,606,765
		TOTAL	10,137,765
		Non-Agency Mortgage—0.1%
1,118,916	[1,2]	Gosforth Funding PLC 2016-1A, Class A1A, 1.602%, 2/15/2058	1,122,786
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $22,808,035)	22,723,600
		FLOATING RATE LOANS—5.5%
		Cable Satellite—1.3%
5,304,697		Charter Communications Operating LLC, Term Loan—1st Lien, 3.00%, 1/3/2021	5,337,109
995,000		Charter Communications Operating LLC, Term Loan—1st Lien, 3.248%, 1/15/2024	1,002,462
3,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 3.701%, 1/31/2025	3,520,790
		TOTAL	9,860,361
		Chemicals—0.0%
242,500		Oxea sarl, Term Loan—1st Lien, 4.25%, 1/15/2020	237,347
		Consumer Cyclical Services—0.2%
335,907		Garda World Security Corp., Term Loan—1st Lien, 4.005%, 11/9/2020	336,853
1,313,093		Garda World Security Corp., Term Loan—1st Lien, 4.005%, 11/9/2020	1,316,789
		TOTAL	1,653,642
		Consumer Products—0.1%
372,022		Water PIK, Inc., Term Loan—2nd Lien, 9.75%, 1/9/2021	373,652
		Financial Institutions—0.1%
1,000,000		Delos Finance Sarl, Term Loan—1st Lien, 3.588%, 3/6/2021	1,008,570
		Food & Beverage—1.0%
1,209,817		Aramark Corp., Term Loan—1st Lien, 3.281%, 9/7/2019	1,223,621
6,070,851		Aramark Corp., Term Loan—1st Lien, 3.338%, 2/24/2021	6,136,416
		TOTAL	7,360,037
		Gaming—0.4%
921,010		Las Vegas Sands Corp., Term Loan—1st Lien, 3.248%, 12/19/2020	927,126
482,500		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 3.588%, 5/14/2020	486,420
1,270,879		Seminole Tribe of Florida, Term Loan—1st Lien, 2.838%, 10/11/2017	1,273,738
		TOTAL	2,687,284
		Health Care—0.0%
248,125		HCA, Inc., Term Loan—1st Lien, 3.856%, 3/17/2023	251,568
		Industrial - Other—0.0%
278,571		Hillman Group, Inc., Term Loan—1st Lien, 4.50%, 6/30/2021	280,603
		Lodging—0.5%
3,057,850		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.256%, 10/25/2023	3,097,419
224,906		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.50%, 10/26/2020	227,248
		TOTAL	3,324,667
		Media Entertainment—0.1%
1,000,000		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.154%, 10/4/2023	1,013,125
		Packaging—0.3%
1,903,063		SIG Combibloc, Term Loan—1st Lien, 3.959%, 3/13/2022	1,921,504
		Restaurants—0.2%
1,492,500		Yum! Brands, Inc., Term Loan—1st Lien, 3.486%, 6/16/2023	1,516,522

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Technology—1.0%
$1,000,000	Abacus Innovations Corp., Term Loan B—1st Lien, 3.356%, 8/16/2023	$1,011,520
1,346,057	Avago Technologies Cayman Finance Ltd., Term Loan—1st Lien, 3.704%, 2/1/2023	1,367,344
1,500,000	DELL International LLC, Term Loan—1st Lien, 4.247%, 9/7/2023	1,527,630
249,375	NXP BV/NXP Funding LLC, Term Loan—1st Lien, 3.405%, 12/7/2020	251,043
2,827,245	Sensata Technologies B.V., Term Loan—1st Lien, 3.00%, 10/14/2021	2,850,217
	TOTAL	7,007,754
	Utility - Electric—0.1%
1,000,000	Dayton Power & Light Co., Term Loan—1st Lien, 4.01%, 8/24/2022	1,015,630
	Wireless Communications—0.2%
1,485,000	T-Mobile USA, Inc., Term Loan—1st Lien, 3.50%, 11/9/2022	1,505,649
	TOTAL FLOATING RATE LOANS (IDENTIFIED COST $40,470,385)	41,017,915
	INVESTMENT COMPANIES—69.8%[3]
43,337,885	Federated Bank Loan Core Fund	440,746,285
12,833,163	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.79%[4]	12,834,446
7,081,884	Federated Project and Trade Finance Core Fund	65,790,705
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $520,549,798)	519,371,436
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $744,618,919)[5]	743,902,530
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	43,137
	TOTAL NET ASSETS—100%	$743,945,667
At December 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[7]United States Treasury Notes 5-Year Short Futures	160	$18,826,250	March 2017	$85,821
[7]United States Treasury Notes 10-Year Short Futures	100	$12,428,125	March 2017	$61,007
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$146,828
The average notional value of short futures contracts held by the Fund throughout the period was $32,253,531. This is based on the contracts held as of each month-end throughout the nine month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $56,091,774, which represented 7.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2016, these liquid restricted securities amounted to $56,091,774, which represented 7.5% of total net assets.
3	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended December 31, 2016, were as follows:
	Federated Bank Loan Core	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2016	39,099,584	2,035,786	3,965,220	45,100,590
Purchases/Additions	5,253,062	154,401,427	3,116,664	162,771,153
Sales/Reductions	(1,014,761)	(143,604,050)	—	(144,618,811)
Balance of Shares Held 12/31/2016	43,337,885	12,833,163	7,081,884	63,252,932
Value	$440,746,285	$12,834,446	$65,790,705	$519,371,436
Dividend Income	$14,833,731	$24,778	$1,429,843	$16,288,352

4	7-day net yield.
5	At December 31, 2016, the cost of investments for federal tax purposes was $744,618,919. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $716,389. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,923,489 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,639,878.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,293,894	$—	$1,293,894
Corporate Bonds	—	112,077,363	—	112,077,363
Asset-Backed Securities	—	47,418,322	—	47,418,322
Collateralized Mortgage Obligations	—	22,723,600	—	22,723,600
Floating Rate Loans	—	41,017,915	—	41,017,915
Investment Companies[1]	12,834,446	—	—	519,371,436
TOTAL SECURITIES	$12,834,446	$224,531,094	$—	$743,902,530
Other Financial Instruments[2]
Assets	$146,828	$—	$—	$146,828
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$146,828	$—	$—	$146,828
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $506,536,990 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Other financial instruments include futures contracts.	2
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit

Federated Fund for U.S. Government Securities
Portfolio of Investments
December 31, 2016 (unaudited)
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—82.8%
		Federal Home Loan Mortgage Corporation—31.7%
$38,554,045		3.000%, 8/1/2043 - 1/1/2047	$38,346,590
24,308,053		3.500%, 4/1/2042 - 11/1/2045	25,032,921
10,466,903		4.000%, 8/1/2025 - 1/1/2042	11,040,748
13,206,096		4.500%, 2/1/2024 - 9/1/2041	14,259,472
7,196,263		5.000%, 7/1/2020 - 10/1/2039	7,873,037
8,247,060		5.500%, 3/1/2021 - 9/1/2037	9,250,414
51,227		6.000%, 2/1/2032	58,074
531,956		6.500%, 10/1/2037 - 10/1/2038	610,770
313,252		7.000%, 12/1/2031	366,480
384,231		7.500%, 1/1/2021 - 8/1/2031	448,390
		TOTAL	107,286,896
		Federal National Mortgage Association—40.1%
13,662,389		2.500%, 5/1/2028 - 3/1/2031	13,820,229
3,827,617		3.000%, 6/1/2031	3,928,241
34,170,083		3.500%, 12/1/2040 - 11/1/2045	35,283,378
36,610,314		4.000%, 12/1/2031 - 6/1/2044	38,712,666
13,426,913		4.500%, 12/1/2019 - 6/1/2044	14,462,936
7,996,915		5.000%, 1/1/2024 - 1/1/2040	8,747,807
2,012,970		5.500%, 9/1/2034 - 9/1/2037	2,258,526
13,856,968		6.000%, 10/1/2028 - 4/1/2038	15,908,202
1,800,576		6.500%, 6/1/2029 - 8/1/2037	2,061,550
374,002		7.000%, 8/1/2028 - 1/1/2032	432,854
1,194		7.500%, 1/1/2030	1,414
		TOTAL	135,617,803
		Government National Mortgage Association—11.0%
8,061,622	[1]	3.000%, 7/20/2045 - 12/20/2046	8,168,843
23,592,473		3.500%, 12/15/2040 - 6/20/2046	24,561,098
2,480,004		5.000%, 11/20/2038 - 9/20/2039	2,727,285
470,668		5.500%, 12/20/2038	528,341
384,360		6.000%, 9/20/2038	433,252
597,683		7.500%, 12/15/2023 - 7/15/2030	700,395
84,516		8.250%, 10/15/2030	103,920
34,845		8.375%, 8/15/2030	38,382
		TOTAL	37,261,516
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $270,958,544)	280,166,215
		ASSET-BACKED SECURITIES—4.8%
		Auto Receivables—3.4%
2,677,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	2,690,796
4,570,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	4,618,851
2,900,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,960,057
1,190,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	1,197,205
		TOTAL	11,466,909
		Other—1.4%
1,254,773	[2,3]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,257,463
1

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$2,050,086	[2,3]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	$2,045,460
1,391,111	[2,3]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	1,386,690
		TOTAL	4,689,613
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $16,029,056)	16,156,522
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.5%
		Non-Agency Mortgage-Backed Securities—4.5%
301,348		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	237,320
3,937,978	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	3,807,890
951,405	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	954,539
2,305,398	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	2,318,189
132,710	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	109,871
491,474		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	488,340
2,295,010		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	2,239,827
1,467,230	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,466,289
3,486,906	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	3,487,114
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,512,769)	15,109,379
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.0%
		Agency Commercial Mortgage-Backed Securities—4.4%
5,700,000		FHLMC REMIC K060 A1, 2.883%, 7/25/2026	5,807,734
4,160,000	[2,3]	FREMF Mortgage Trust 2012-K20, 3.869%, 5/25/2045	4,288,837
4,615,000	[2,3]	FREMF Mortgage Trust 2014-K715, 3.980%, 2/25/2046	4,763,503
		TOTAL	14,860,074
		Non-Agency Commercial Mortgage-Backed Security—0.6%
2,240,000	[2,3]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.104%, 11/15/2033	2,246,971
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,112,370)	17,107,045
		U.S. TREASURY—1.8%
		U.S. Treasury Notes—1.8%
2,000,000		1.500%, 8/15/2026	1,839,792
4,500,000		2.000%, 11/15/2026	4,330,898
		TOTAL U.S. TREASURY (IDENTIFIED COST $6,234,679)	6,170,690
		INVESTMENT COMPANY—2.4%
8,237,290	[5]	Federated Government Obligations Fund, Premier Shares, 0.43%[6] (IDENTIFIED COST $8,237,290)	8,237,290
		TOTAL INVESTMENTS—101.3% (IDENTIFIED COST $334,084,708)[7]	342,947,141
		OTHER ASSETS AND LIABILITIES-NET— (1.3)%[8]	(4,420,079)
		TOTAL NET ASSETS—100%	$338,527,062
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $28,132,816, which represented 8.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2016, these liquid restricted securities amounted to $28,022,945, which represented 8.3% of total net assets.
2

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$125,533	$109,871
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
Affiliated holding.	5
Transactions involving the affiliated holding during the period ended December 31, 2016.
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 3/31/2016	—
Purchases/Additions	76,658,037
Sales/Reductions	(68,420,747)
Balance of Shares Held 12/31/2016	8,237,290
Value	$8,237,290
Dividend Income	$27,604
6	7-day net yield.
At December 31, 2016, the cost of investments for federal tax purposes was $334,084,708. The net unrealized appreciation of investments for federal tax purposes was $8,862,433. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,059,596 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,197,163.	7
Assets, other than investments in securities, less liabilities.	8
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.	■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.	■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.	■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or deriviative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.	■
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$280,166,215	$—	$280,166,215
Asset-Backed Securities	—	16,156,522	—	16,156,522
Collateralized Mortgage Obligations	—	14,999,508	109,871	15,109,379
Commercial Mortgage-Backed Securities	—	17,107,045	—	17,107,045
U.S. Treasury	—	6,170,690	—	6,170,690
Investment Company	8,237,290	—	—	8,237,290
Total Securities	$8,237,290	$334,599,980	$109,871	$342,947,141
The following acronyms are used throughout this portfolio:
FREMF	—Freddie Mac Multifamily K-Deals
REMIC	—Real Estate Mortgage Investment Conduit
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2017